Submission	Jul. 01, 2026
Submission [Line Items]
Central Index Key	0001709406
Registrant Name	AIP Alternative Lending Fund P
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES